Stock-Based Compensation - Summary of Stock Option Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding number of shares
Outstanding number of shares, Beginning	5,166,223	4,290,057
Outstanding number of shares, Options granted	40,000	1,403,056
Outstanding number of shares, Options exercised	(223,862)	(372,022)
Outstanding number of shares, Options canceled	(23,218)	(154,868)
Outstanding number of shares, Ending	4,959,143	5,166,223	4,290,057
Outstanding number of shares, Options exercisable and vested	2,386,525	2,405,749
Outstanding number of shares, Options vested and expected to vest	4,775,924	4,987,024
Weighted-average exercise price per share
Weighted average exercise price per shares, Beginning	$ 5.32	$ 1.28
Weighted average exercise price per shares, Options granted	$ 15.18	$ 16.22
Weighted average exercise price per shares, Options exercised	$ 0.88	$ 1.02
Weighted average exercise price per shares, Options canceled	$ 2.41	$ 2.33
Weighted average exercise price per shares, Ending	$ 5.62	$ 5.32	$ 1.28
Weighted average exercise price per shares, Options exercisable and vested	$ 1.40	$ 0.96
Weighted average exercise price per shares, Options vested and expected to vest	$ 5.45	$ 5.17
Weighted average remaining contractual life
Weighted average remaining contractual life, Beginning	7 years 7 months 6 days	7 years 9 months	8 years
Weighted average remaining contractual life, Options exercisable and vested	6 years 2 months 16 days	6 years 3 months
Weighted average remaining contractual life, Options vested and expected to vest	7 years 6 months 15 days	7 years 8 months 12 days
Aggregate intrinsic value
Aggregate intrinsic value, Beginning	$ 83,132	$ 24,973
Aggregate intrinsic value, Ending	45,005	83,132	24,973
Aggregate intrinsic value, Options exercisable and vested	29,879	49,209
Aggregate intrinsic value, Options vested and excepted to vest	$ 44,020	$ 81,027